ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of and Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 13,076	$ 6,155	$ 1,685
Ending balance	17,917	13,076	6,155
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	204	(120)	(523)
Other comprehensive income (loss) before reclassifications	1,087	356	373
Amounts reclassified to net income	42	59	127
Deferred income tax benefit (expense)	(212)	(91)	(97)
Ending balance	1,121	204	(120)
Change in Net Unrealized Investment Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(12)	(438)	(1,017)
Other comprehensive income (loss) before reclassifications	896	552	616
Amounts reclassified to net income	42	(7)	127
Deferred income tax benefit (expense)	(172)	(119)	(164)
Ending balance	754	(12)	(438)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(61)	9	(6)
Other comprehensive income (loss) before reclassifications	92	(79)	15
Amounts reclassified to net income	0	0	0
Deferred income tax benefit (expense)	(15)	9	0
Ending balance	16	(61)	9
Change in Discount Rate for Future Policy Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	362	239	507
Other comprehensive income (loss) before reclassifications	(99)	149	(353)
Amounts reclassified to net income	0	0	0
Deferred income tax benefit (expense)	17	(26)	85
Ending balance	280	362	239
Change in Instrument-Specific Credit Risk for Market Risk Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(189)	(15)	(7)
Other comprehensive income (loss) before reclassifications	236	(290)	(13)
Amounts reclassified to net income	0	66	0
Deferred income tax benefit (expense)	(50)	50	5
Ending balance	(3)	(189)	(15)
Defined Benefit Pension Plan Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	104	85	0
Other comprehensive income (loss) before reclassifications	(38)	24	108
Amounts reclassified to net income	0	0	0
Deferred income tax benefit (expense)	8	(5)	(23)
Ending balance	$ 74	$ 104	$ 85